Equity	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Equity
Note 11 - Equity
Changes in the Group's equity were as follows:

	Quantity		In US$ (thousands)
	Class A Shares	Class B Shares	Share capital	Other contributed capital
Balance as of January 1, 2026	2,745,232,339	29,892,575	(27,817)	(4,133,458)
Equity issuance - February[1]	620,475,660	—	(6,203)	(379,106)
Equity issuance - March[1]	465,356,730	—	(4,654)	(289,911)
Equity-settled share-based payment	1,661,490	—	(17)	(3,350)
Debt-to-equity conversion - Snita Term Loan Facility[2]	600,429,000	—	(6,004)	(335,253)
Debt-to-equity conversion - Geely Term Loan Facility[2]	465,356,760	—	(4,654)	(295,346)
Cancellation of surplus shares[3]	(679)	(5)	—	—
Balance as of June 30, 2026	4,898,511,300	29,892,570	(49,349)	(5,436,424)

Balance as of January 1, 2025	2,060,461,997	49,892,575	(21,169)	(3,625,027)
Securities Purchase Agreement	—	—	—	(200,000)
Equity-settled share-based payment	8,937,392	—	(89)	(5,406)
Related party capital contribution	—	—	—	(15,265)
Balance as of June 30, 2025	2,069,399,389	49,892,575	(21,258)	(3,845,698)
1 - Refer to Equity issuances below for further information.
2 - Refer to Related party debt-to-equity conversions below for further information.
3 - Related to surplus ordinary shares resulting from the prior year ADS ratio change being transferred to the Company for no consideration and cancelled.
Equity issuances
On February 2, 2026, Polestar entered into a Securities Purchase Agreement with each of Feathertop Funding Limited, a special purpose vehicle consolidated to Sumitomo Mitsui Banking Corporation, and Standard Chartered Bank (Hong Kong) Limited (each, a "Purchaser" and collectively, the "Purchasers"), pursuant to which Polestar sold an aggregate of 20,682,522 Class A ADS to the Purchasers for an aggregate purchase price of $400.0 million. Neither Purchaser owned more than 10% of the outstanding equity of Polestar following the closing. The price per Class A ADS was $19.34.
On March 16, 2026, Polestar entered into a Securities Purchase Agreement with four separate purchasers, including Crédit Agricole Corporate and Investment Bank, Vida Finance S.A., Innovator Limited and Proximastar Holdings Company Limited (each, a "Purchaser" and collectively, the "Purchasers"), pursuant to which Polestar sold an aggregate of 15,511,891 Class A ADS to the Purchasers for an aggregate purchase price of $300.0 million. No Purchaser owned more than 5% of the outstanding equity of Polestar following the closing. The price per Class A ADS was $19.34.
In parallel to these transactions, entities controlled by Polestar Group's ultimate controlling shareholder (related parties) entered into put option arrangements with the third party investors which allow the investors to sell the Class A ADSs acquired from Polestar to the related parties during an exercise period at the end of the term of the put option at a pre-determined price to the extent the investor has not disposed of such Class A ADSs before then. Polestar is not party to these contracts and has no obligation under them. However, these contracts were necessary to enable the transaction to close with the terms that it did, including a price per share above the market price on the date of the transactions, and, therefore, Polestar indirectly benefited from them. Polestar concluded that the related parties were acting as its shareholders by making these arrangements for its benefit and therefore accounted for this support as a capital contribution with a fair value of $453.5 million.
Related party debt-to-equity conversions
On March 31, 2026, $275.7 million of principal under the Snita Term Loan Facility was converted into equity (for further information, see Note 13 - Loans and borrowings). The conversion resulted in the issuance of 16,150,000 Class A ADSs, each representing 30 Class A ordinary shares, or 484,500,000 Class A ordinary shares in aggregate. The contractual conversion price was $16.97 per ADS. The fair value of the ADSs issued was determined with reference to the quoted market price of the Company's ADSs immediately prior to announcement of the transaction.
On June 30, 2026, approximately $65.6 million of additional principal under the Snita Term Loan Facility was converted into equity in accordance with the conversion agreement entered into on March 31, 2026. The conversion resulted in the issuance of 3,864,300 Class A ADSs, representing approximately 115,929,000 Class A ordinary shares. The contractual conversion price was $16.97 per ADS.
Additionally, during the second quarter of 2026, Polestar and Geely Sweden Automotive Investment AB executed a debt-to-equity conversion of $300.0 million of the outstanding principal and interest under the Geely Term Loan Facility, comprising $250 million of outstanding principal and $50 million of accrued interest. The conversion resulted in the issuance of 15,511,892 Class A ADSs, equivalent to approximately 465,356,760 Class A ordinary shares, at a contractual conversion price of $19.34 per ADS.
Equity instrument
The following instruments of the Parent were issued and outstanding as of June 30, 2026:
•4,898,511,300 Class A Shares with a par value of $0.01, of which 2,950,852,470 were owned by related parties;
•29,892,570 Class B Shares with a par value of $0.01, of which all were owned by related parties;
•20,499,960 Class C-1 Shares with a par value of $0.10;
•4,499,970 Class C-2 Shares with a par value of $0.10; and
•50,000 Redeemable Preferred Shares with a par value of GBP 1.00.
As of June 30, 2026, there were an additional 101,488,700 Class A Shares and 1,747,474,169 Class B Shares with par values of $0.10 authorized for issuance. No additional Class C Shares or Redeemable Preferred Shares were authorized for issuance.